Balances and Transactions with Related Parties - Information Detailed in the Tables below Shows the Balances with Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	$ 381	$ 808	$ 616
Trade receivables Current	973	1,504	1,305
Accounts payable Current	2,319	2,564	1,963
Revenues	17,311	18,757	13,682
Purchases and services	13,853	13,684	10,629
Current contract liabilities	69	77	130
Investment in financial assets Current	264	319	497
Other receivables Non Current	158	205	190
Investment in financial assets Non Current	8	201	25
Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	5	4	4
Trade receivables Current	47	70	85
Accounts payable Current	59	58	51
Revenues	449	494	448
Purchases and services	299	383	253
Net interest income (loss)	2
Current contract liabilities			1
Investment in financial assets Current	4		8
Investment in financial assets Non Current	4
Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	1	20	1
Trade receivables Current	6	9	7
Accounts payable Current	18	22	12
Revenues	55	83	67
Purchases and services	130	125	106
Net interest income (loss)	1		(1)
Other receivables Non Current	43
Investment in financial assets Non Current	4
Joint Ventures and Associates [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	6	24	5
Trade receivables Current	53	79	92
Accounts payable Current	77	80	63
Revenues	504	577	515
Purchases and services	429	508	359
Net interest income (loss)	3		(1)
Current contract liabilities			1
Investment in financial assets Current	4		8
Other receivables Non Current	43
Investment in financial assets Non Current	8
CDS [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Revenues		0	4
Net interest income (loss)			(1)
YPF Gas [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	1	2	1
Trade receivables Current	6	9	7
Accounts payable Current	1	3	2
Revenues	52	77	58
Purchases and services	6	9	8
Net interest income (loss)	1
Oldelval [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current		18
Accounts payable Current	10	10	4
Revenues	0	1	0
Purchases and services	60	50	36
Other receivables Non Current	43
Investment in financial assets Non Current	4
Termap [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	2	3	1
Purchases and services	22	21	19
GPA [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	1	2	3
Purchases and services	16	17	18
Oiltanking [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	4	4	2
Purchases and services	26	28	25
Gas Austral [member] | Associates [member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current			0
Revenues	3	5	5
YPF EE [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Other receivables Current	5	4	4
Trade receivables Current	5	6	12
Accounts payable Current	39	40	33
Revenues	24	33	64
Purchases and services	115	126	100
Net interest income (loss)	1
Current contract liabilities			1
Investment in financial assets Current			8
Investment in financial assets Non Current	4
Profertil [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	15	8	11
Accounts payable Current	15	12	9
Revenues	73	76	56
Purchases and services	135	208	115
MEGA [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	15	43	43
Accounts payable Current		1	6
Revenues	256	242	197
Purchases and services	3	0	13
Net interest income (loss)	1
Refinor [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Trade receivables Current	12	13	19
Accounts payable Current	1	3	1
Revenues	94	142	130
Purchases and services	22	35	15
Investment in financial assets Current	4
OLCLP [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	2	2	2
Revenues	1	1	1
Purchases and services	13	11	8
Sustentator [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Revenues	1
CT Barragan [Member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Purchases and services		0	$ 2
OTA [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	1
Purchases and services	8	$ 3
OTC [member] | Joint ventures [Member]
Disclosure of balance and transactions with related parties [line items]
Accounts payable Current	1
Purchases and services	$ 3